Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares
Pay vs Performance Disclosure
Company Selected Measure Name	Net asset value
Named Executive Officers, Footnote	The PEO in each of the reporting years is Richard Vance. The non-PEO named executive officers included in each of the reporting years are Kimberly Karas and Robert Lange.
PEO Total Compensation Amount	$ 3,326,949	$ 3,276,243	$ 2,747,371
PEO Actually Paid Compensation Amount	$ 3,326,949	3,276,243	2,747,371
Adjustment To PEO Compensation, Footnote	The only equity awards granted to our named executive officers in fiscal 2022, fiscal 2023 and fiscal 2024 were grants of fully vested shares of our common stock. The aggregate grant date fair value computed in accordance with FASB ASC Topic 718 of these awards is equal to the fair value as of the vesting dates for such awards, such that no amounts were required to be deducted from or added to the “Summary Compensation Table Total” columns to calculate the “Compensation Actually Paid” columns.
Non-PEO NEO Average Total Compensation Amount	$ 1,663,350	1,550,105	1,281,251
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,663,350	1,550,105	1,281,251
Adjustment to Non-PEO NEO Compensation Footnote	For 2022, 2023 and 2024, Compensation Actually Paid to PEO (“Vance CAP”) and Average Compensation Actually Paid to Non-PEO Named Executive Officers (“Other NEO CAP”) was highest in 2024, increasing from 2022 to 2023 and again from 2023 to 2024. Specifically, Vance CAP increased by approximately 19% from $2,747,371 in 2022 to $3,276,243 in 2023 and increased by approximately 1.6% from $3,276,243 in 2023 to $3,326,949 in 2024. Similarly, Other NEO CAP increased by approximately 21% from $1,281,251 in 2022 to $1,550,105 in 2023 and increased by approximately 7.3% from $1,550,105 in 2023 to $1,663,350 in 2024.
Compensation Actually Paid vs. Total Shareholder Return
Assuming an initial fixed investment on December 31, 2021 of $100, cumulative total shareholder return (“TSR”) for 2022 was negative 3.45% and for the two year period ending December 31, 2023 was 10.34%, representing a 14.3% year-over-year increase, and for the three-year period ending December 31, 2024 was 6.9%. Between December 31, 2022 and December 31, 2023, the Company’s TSR increased and Vance CAP and Other NEO CAP also increased, and between December 31, 2023 and December 31, 2024, the Company’s TSR decreased and Vance CAP and Other NEO CAP increased.

Compensation Actually Paid vs. Net Income
The Company’s net income for 2022, 2023 and 2024 was net losses of $7,650,000, $10,298,000, and $1,010,000, respectively. As the Company’s net losses increased between 2022 and 2023, Vance CAP and Other NEO CAP increased and as the Company’s net losses decreased between 2023 and 2024, Vance CAP and Other NEO CAP increased.
	TSR and net income are not formal performance metrics in our executive compensation program, such that relationships between (x) TSR or net income and (y) Vance CAP and Other NEO CAP are not directly correlated.
Total Shareholder Return Amount	$ 106.90	110.34	96.55
Net Income (Loss)	$ (1,010,000)	$ (10,298,000)	$ (7,650,000)
Company Selected Measure Amount | $ / shares	0.31	0.32	0.28	0.29
PEO Name	Richard Vance
Additional 402(v) Disclosure	The Company is a non-traded real estate investment trust which has no active trading market. Total shareholder return is calculated based on our annual estimated net asset value, which is the method we use to estimate our per share value. Net asset value was estimated to be $0.29 per share on December 31, 2021, $0.28 per share on December 31, 2022, $0.32 per share on December 31, 2023 and $0.31 on December 15, 2024. Please see our Current Reports on Form 8-K filed December 20, 2021, December 20, 2022, December 21, 2023 and December 17, 2024 for details on net asset value calculations.